UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (94.9%)

Auto & Transportation (3.6%)
Heartland Express, Inc.	236,794	$4,535
* Aviall Inc.	115,800	3,242
* TBC Corp.	106,700	2,973
Tidewater Inc.	71,000	2,759
Polaris Industries, Inc.	27,800	1,952
J.B. Hunt Transport Services, Inc.	34,200	1,497
C.H. Robinson Worldwide, Inc.	25,400	1,309
* Landstar System, Inc.	39,800	1,303
CNF Inc.	24,400	1,142
* Yellow Roadway Corp.	16,300	954
* EGL, Inc.	24,700	563
Arkansas Best Corp.	14,400	544
Overseas Shipholding Group Inc.	8,200	516
Oshkosh Truck Corp.	6,000	492
Thor Industries, Inc.	14,500	434
* The Goodyear Tire & Rubber Co.	18,100	242
Winnebago Industries, Inc.	6,700	212
Knight Transportation, Inc.	8,100	200
Superior Industries International, Inc.	3,400	90

	24,959

Consumer Discretionary (24.3%)
* MPS Group, Inc.	492,900	5,180
* Hibbett Sporting Goods, Inc.	158,875	4,773
* ValueClick, Inc.	416,400	4,418
Fred's, Inc.	248,300	4,263
* Urban Outfitters, Inc.	84,700	4,063
The Corporate Executive Board Co.	63,100	4,035
* MarineMax, Inc.	119,100	3,714
* Fossil, Inc.	140,000	3,630
MSC Industrial Direct Co., Inc. Class A	113,700	3,475
* Helen of Troy Ltd.	123,200	3,373
* Pacific Sunwear of California, Inc.	118,675	3,321
American Eagle Outfitters, Inc.	111,000	3,280
* Marchex, Inc.	165,100	3,077
* Quiksilver, Inc.	98,500	2,859
Phillips-Van Heusen Corp.	106,000	2,824
Pre-Paid Legal Services, Inc.	80,500	2,724
* Hot Topic, Inc.	122,100	2,668
* CSK Auto Corp.	145,000	2,559
* Hartmarx Corp.	260,000	2,480
* O'Reilly Automotive, Inc.	49,100	2,432
* Monro Muffler Brake, Inc.	88,250	2,278
* Charles River Associates Inc.	44,500	2,196
* iVillage Inc.	360,100	2,193
* Korn/Ferry International	115,000	2,188
* Carter's, Inc.	55,000	2,186
* Wireless Facilities, Inc.	342,200	2,139
* West Marine, Inc.	100,000	2,126
* Forrester Research, Inc.	150,600	2,120
* Labor Ready, Inc.	105,600	1,969
* Coinstar, Inc.	90,000	1,908
* Bright Horizons Family Solutions, Inc.	56,200	1,896
* Tuesday Morning Corp.	60,000	1,732
* The Advisory Board Co.	39,200	1,713
Regis Corp.	39,900	1,633
Abercrombie & Fitch Co.	28,000	1,603
Michaels Stores, Inc.	38,200	1,387
Boyd Gaming Corp.	26,500	1,382
* WebSideStory, Inc.	100,000	1,225
* JAMDAT Mobile Inc.	70,000	1,207
* Leapfrog Enterprises, Inc.	103,700	1,177
* Chico's FAS, Inc.	40,400	1,142
Intrawest Corp.	59,600	1,140
* Argosy Gaming Co.	24,800	1,139
Darden Restaurants Inc.	36,500	1,120
bebe stores, inc.	32,625	1,108
* Getty Images, Inc.	14,300	1,017
* Resources Global Professionals	48,400	1,013
* PlanetOut, Inc.	120,000	1,012
* California Pizza Kitchen, Inc.	42,900	1,006
* Iron Mountain, Inc.	34,700	1,001
Ross Stores, Inc.	33,600	979
CBRL Group, Inc.	23,700	979
Harte-Hanks, Inc.	34,300	945
* Brinker International, Inc.	25,400	920
Nautilus Inc.,	38,450	914
* Penn National Gaming, Inc.	30,700	902
The Neiman Marcus Group, Inc. Class A	9,700	888
* United Natural Foods, Inc.	31,000	888
The Brink's Co.	25,500	882
* Jack in the Box Inc.	23,500	872
* LookSmart, Ltd.	907,900	808
* ITT Educational Services, Inc.	16,600	805
Fastenal Co.	14,500	802
Catalina Marketing Corp.	30,800	798
Outback Steakhouse	17,400	797
Claire's Stores, Inc.	33,200	765
* Men's Wearhouse, Inc.	17,700	747
* Activision, Inc.	49,400	731
* Wesco International, Inc.	26,100	731
* Playtex Products, Inc.	79,000	711
* Weight Watchers International, Inc.	16,500	709
* Revlon, Inc. Class A	245,000	706
* Insurance Auto Auctions, Inc.	25,000	696
* Red Robin Gourmet Burgers	13,600	692
* BJ's Restaurants Inc.	35,000	679
* THQ Inc.	24,100	678
Applebee's International, Inc.	24,200	667
* Life Time Fitness, Inc.	24,000	648
* Dollar Tree Stores, Inc.	22,500	646
* Priceline.com, Inc.	25,500	643
Big 5 Sporting Goods Corp.	26,000	642
Thomas Nelson, Inc.	27,100	641
* Copart, Inc.	26,900	634
* AnnTaylor Stores Corp.	24,750	633
* Aeropostale, Inc.	19,050	624
* Sonic Corp.	18,600	621
* InfoSpace, Inc.	15,100	617
* A.C. Moore Arts & Crafts, Inc.	23,000	613
* The Warnaco Group, Inc.	25,500	613
* Timberland Co.	8,400	596
SCP Pool Corp.	18,613	593
* CEC Entertainment Inc.	16,200	593
* Dick's Sporting Goods, Inc.	16,000	588
* Prestige Brands Holdings Inc.	33,000	582
Sabre Holdings Corp.	26,100	571
Mandalay Resort Group	8,100	571
* Rent-A-Center, Inc.	20,800	568
World Fuel Services Corp.	16,600	523
Aramark Corp. Class B	19,800	520
* Columbia Sportswear Co.	9,500	506
* Guess ?, Inc.	36,000	493
Tupperware Corp.	24,000	489
* Education Management Corp.	16,800	470
* Tech Data Corp.	12,100	448
* Ventiv Health, Inc.	17,900	412
Pier 1 Imports Inc.	22,300	407
* Take-Two Interactive Software, Inc.	10,000	391
* CKE Restaurants Inc.	24,300	385
* Global Imaging Systems, Inc.	10,500	372
* Panera Bread Co.	6,500	367
Blyth, Inc.	11,200	357
* Tempur-Pedic International Inc.	19,100	356
* Isle of Capri Casinos, Inc.	13,400	356
* United Stationers, Inc.	7,700	348
* Consolidated Graphics, Inc.	6,600	347
* The Children's Place Retail Stores, Inc.	7,000	334
Ruby Tuesday, Inc.	13,400	325
* Guitar Center, Inc.	5,900	324
Movie Gallery, Inc.	11,200	321
* BJ's Wholesale Club, Inc.	10,000	311
Arbitron Inc.	7,200	309
* Williams-Sonoma, Inc.	8,200	301
* Too Inc.	12,000	296
* Papa John's International, Inc.	8,400	292
Maytag Corp.	20,600	288
* Jos. A. Bank Clothiers, Inc.	9,750	286
Blockbuster Inc. Class A	32,300	285
* West Corp.	8,900	285
American Woodmark Corp.	7,800	283
Ethan Allen Interiors, Inc.	8,400	269
Manpower Inc.	6,100	265
* Genesco, Inc.	9,300	264
* Exponent, Inc.	11,000	263
K-Swiss, Inc.	7,800	258
Liz Claiborne, Inc.	6,300	253
Matthews International Corp.	7,600	249
* Insight Enterprises, Inc.	14,000	246
* Valassis Communications, Inc.	6,600	231
Kenneth Cole Productions, Inc.	7,800	227
* The Princeton Review, Inc.	41,000	226
* Deckers Outdoor Corp.	6,300	225
* Convergys Corp.	14,100	211
The Stanley Works	4,600	208
* Electronics Boutique Holdings Corp.	4,700	202
Stanley Furniture Co., Inc.	3,900	184
* Rare Hospitality International Inc.	5,900	182
* The Pantry, Inc.	5,854	181
Finish Line, Inc.	7,800	181
* P.F. Chang's China Bistro, Inc.	3,000	179
MAXIMUS, Inc.	4,900	164
Oakley, Inc.	11,600	149
* Steven Madden, Ltd.	8,100	135
Christopher & Banks Corp.	7,600	134
* Multimedia Games Inc.	16,900	131
* Skechers U.S.A., Inc.	8,300	128
* 1-800 CONTACTS, Inc.	5,600	117
Startek, Inc.	4,600	77
Talbots Inc.	2,100	67
* Charming Shoppes, Inc.	4,700	38

	167,463

Consumer Staples (0.5%)
PepsiAmericas, Inc.	28,000	634
Pilgrim's Pride Corp.	15,500	554
* Constellation Brands, Inc. Class A	10,300	545
* Provide Commerce Inc.	18,000	520
Sanderson Farms, Inc.	8,100	350
* Performance Food Group Co.	12,200	338
Nature's Sunshine Inc.	10,700	184
Nash-Finch Co.	2,300	87
* 7-Eleven, Inc.	3,500	84

	3,296

Financial Services (9.7%)
* Euronet Worldwide, Inc.	184,000	5,253
SEI Corp.	128,774	4,656
Cullen/Frost Bankers, Inc.	79,000	3,567
* Alliance Data Systems Corp.	87,000	3,515
Cash America International Inc.	150,955	3,310
* The Dun & Bradstreet Corp.	47,500	2,919
Jefferies Group, Inc.	66,200	2,494
Equity Inns, Inc. REIT	218,800	2,413
Highland Hospitality Corp. REIT	210,400	2,178
* QC Holdings Inc.	140,000	2,104
Ashford Hospitality Trust REIT	194,200	1,981
Avalonbay Communities, Inc. REIT	26,000	1,739
People's Bank	38,500	1,577
First Albany Companies Inc.	170,700	1,564
* The First Marblehead Corp.	26,700	1,536
* United Rentals, Inc.	73,400	1,483
* Harris & Harris Group, Inc.	91,100	1,097
Ryder System, Inc.	26,200	1,093
Regency Centers Corp. REIT	21,800	1,038
City National Corp.	13,400	936
Brown & Brown, Inc.	18,800	866
Apartment Investment & Management Co. Class A REIT	22,200	826
The Phoenix Cos., Inc.	61,400	785
TCF Financial Corp.	27,500	747
* CheckFree Corp.	16,700	681
Student Loan Corp.	3,100	648
Protective Life Corp.	15,500	609
FactSet Research Systems Inc.	18,450	609
GATX Corp.	18,200	604
Global Payments Inc.	9,100	587
* iPayment Holdings, Inc.	13,800	582
Eaton Vance Corp.	24,200	567
Investors Financial Services Corp.	11,300	553
* CompuCredit Corp.	20,300	540
Bank of Hawaii Corp.	11,500	520
Arthur J. Gallagher & Co.	17,500	504
East West Bancorp, Inc.	13,500	498
* CapitalSource Inc.	21,000	483
Federated Investors, Inc.	17,000	481
First Industrial Realty Trust REIT	12,700	480
MB Financial, Inc.	11,000	421
Capital Corp. of the West	9,000	418
Zenith National Insurance Corp.	7,700	399
StanCorp Financial Group, Inc.	4,700	398
* Accredited Home Lenders Holding Co.	10,800	391
Equifax, Inc.	12,300	377
Associated Banc-Corp.	11,900	372
American Financial Group, Inc.	11,800	363
Flagstar Bancorp, Inc.	18,400	360
* Ohio Casualty Corp.	15,500	356
Westamerica Bancorporation	6,400	331
Hudson United Bancorp	8,900	314
* Providian Financial Corp.	17,800	305
HCC Insurance Holdings, Inc.	8,000	289
WFS Financial, Inc.	5,500	237
Fremont General Corp.	10,500	231
* World Acceptance Corp.	9,000	230
Independent Bank Corp. (MI)	7,693	221
Independent Bank Corp. (MA)	7,600	220
Erie Indemnity Co. Class A	4,200	219
First American Corp.	6,600	217
* Markel Corp.	600	207
* Portfolio Recovery Associates, Inc.	5,400	184
AmerUs Group Co.	3,600	170
Irwin Financial Corp.	7,100	163
John H. Harland Co.	4,700	161
* CB Richard Ellis Group, Inc.	4,200	147
* HealthExtras, Inc.	7,500	125
Wilmington Trust Corp.	2,600	91
Arden Realty Group, Inc. REIT	2,300	78
* Kronos, Inc.	1,400	72
* Conseco, Inc.	284	6

	66,696

Health Care (16.6%)
Bausch & Lomb, Inc.	83,700	6,135
* Henry Schein, Inc.	119,800	4,294
* Protein Design Labs, Inc.	191,400	3,060
Arrow International, Inc.	88,900	3,054
* Axcan Pharma Inc.	175,600	2,955
* Psychiatric Solutions, Inc.	62,500	2,875
* Transkaryotic Therapies, Inc.	114,900	2,868
Cooper Cos., Inc.	38,800	2,829
* Orthofix International NV	61,200	2,396
* Caliper Life Sciences, Inc.	360,600	2,326
* Amylin Pharmaceuticals, Inc.	130,500	2,282
* Tercica, Inc.	293,720	2,241
* American Healthways Inc.	65,100	2,150
* IntraLase Corp.	120,000	2,009
* Orthovita, Inc.	564,800	1,920
* Medarex, Inc.	269,100	1,919
* Human Genome Sciences, Inc.	208,000	1,918
* Impax Laboratories, Inc.	119,600	1,914
* Cambridge Antibody Technology Group	153,000	1,903
* Nektar Therapeutics	135,300	1,886
* Affymetrix, Inc.	43,400	1,859
* CV Therapeutics, Inc.	90,700	1,847
* Abgenix, Inc.	258,400	1,809
* Kensey Nash Corp.	66,100	1,790
* Pharmaceutical Product Development, Inc.	35,100	1,701
* Align Technology, Inc.	270,000	1,685
* VaxGen, Inc.	131,600	1,642
* Martek Biosciences Corp.	28,000	1,629
* QLT Inc.	125,900	1,619
* Illumina, Inc.	194,200	1,569
* Natus Medical Inc.	174,800	1,461
* Alnylam Pharmaceuticals Inc.	194,200	1,423
* Sirna Therapeutics, Inc.	468,500	1,368
* Nuvelo, Inc.	198,400	1,290
* Critical Therapeutics, Inc.	176,700	1,200
* Noven Pharmaceuticals, Inc.	70,300	1,192
* Humana Inc.	36,500	1,166
* InterMune Inc.	105,400	1,159
* Charles River Laboratories, Inc.	23,900	1,124
* Rita Medical Systems, Inc.	360,300	1,077
* Vertex Pharmaceuticals, Inc.	110,600	1,035
* American Pharmaceuticals Partners, Inc.	20,000	1,035
* Dade Behring Holdings Inc.	17,300	1,019
* Covance, Inc.	20,800	990
* Lincare Holdings, Inc.	20,600	911
* Kinetic Concepts, Inc.	14,700	877
* Cell Genesys, Inc.	188,800	855
Exactech, Inc.	48,500	823
* Biosite Inc.	15,700	817
* Serologicals Corp.	32,700	799
Universal Health Services Class B	13,900	728
* AMERIGROUP Corp.	19,800	724
* BioCryst Pharmaceuticals, Inc.	155,300	716
* IDEXX Laboratories Corp.	13,000	704
* Adolor Corp.	70,000	696
* Discovery Laboratories, Inc.	120,000	676
* Cubist Pharmaceuticals, Inc.	60,000	637
* Chattem, Inc.	13,800	614
* Cephalon, Inc.	12,700	595
* Cerner Corp.	11,200	588
* Cutera, Inc.	30,000	578
* Haemonetics Corp.	13,300	561
* XOMA Ltd.	553,700	554
* United Therapeutics Corp.	11,900	544
* Centene Corp.	18,100	543
* Advanced Medical Optics, Inc.	14,800	536
* Intuitive Surgical, Inc.	11,300	514
* Genesis Healthcare Corp.	11,700	502
* Hologic, Inc.	15,400	491
* Techne Corp.	11,900	478
* Renal Care Group, Inc.	12,450	472
* First Horizon Pharmaceutical Corp.	27,600	466
* ResMed Inc.	8,200	462
* Neurometrix Inc.	47,700	456
* Axonyx Inc.	337,600	415
* Immucor Inc.	13,500	408
* American Medical Systems Holdings, Inc.	23,520	404
DENTSPLY International Inc.	7,400	403
* Sierra Health Services, Inc.	6,300	402
PolyMedica Corp.	12,600	400
* Respironics, Inc.	6,600	385
Perrigo Co.	19,900	381
* Gentiva Health Services, Inc.	23,200	375
Beckman Coulter, Inc.	5,500	365
* Cytokinetics, Inc.	55,000	361
* VCA Antech, Inc.	17,632	357
Invacare Corp.	7,700	344
* Salix Pharmaceuticals, Ltd.	19,200	317
* Priority Healthcare Corp. Class B	14,400	311
* Penwest Pharmaceuticals Co.	25,000	309
* Hanger Orthopedic Group, Inc.	50,000	298
* Amedisys Inc.	9,600	290
* SFBC International, Inc.	7,700	271
* Regeneron Pharmaceuticals, Inc.	51,400	263
* Beverly Enterprises, Inc.	20,500	254
* Renovis, Inc.	30,000	242
* Enzon Pharmaceuticals, Inc.	23,200	236
Quality Systems, Inc.	5,200	220
* LifePoint Hospitals, Inc.	4,700	206
* Apria Healthcare Group Inc.	5,700	183
* Possis Medical Inc.	20,854	175
* Invitrogen Corp.	2,400	166
* Ventana Medical Systems, Inc.	3,600	135
* CorVel Corp.	5,200	111
* ICU Medical, Inc.	3,100	110
* InKine Pharmaceutical Co., Inc.	34,000	105
Owens & Minor, Inc. Holding Co.	2,900	79
* PRAECIS Pharmaceuticals Inc.	48,500	51

	114,872

Other Energy (4.9%)
* Cal Dive International, Inc.	112,700	5,105
Patterson-UTI Energy, Inc.	200,400	5,014
* Unit Corp.	75,500	3,410
CARBO Ceramics Inc.	46,600	3,269
St. Mary Land & Exploration Co.	52,700	2,638
* National-Oilwell Varco Inc.	37,100	1,733
* Pride International, Inc.	41,000	1,018
Peabody Energy Corp.	19,600	909
* FMC Technologies Inc.	27,300	906
Vintage Petroleum, Inc.	26,500	834
* Tesoro Petroleum Corp.	22,400	829
* Hydrill Co.	12,000	701
* Cimarex Energy Co.	17,800	694
* Grant Prideco, Inc.	28,300	684
Equitable Resources, Inc.	10,900	626
Chesapeake Energy Corp.	26,700	586
* Oil States International, Inc.	27,400	563
Helmerich & Payne, Inc.	14,100	560
Noble Energy, Inc.	8,200	558
Rowan Cos., Inc.	15,500	464
Premcor, Inc.	7,100	424
* Swift Energy Co.	11,900	338
* Oceaneering International, Inc.	7,300	274
Holly Corp.	7,300	272
* Stone Energy Corp.	5,300	257
CONSOL Energy, Inc.	4,900	230
Cabot Oil & Gas Corp.	4,000	221
* Todco	7,800	202
* Remington Oil & Gas Corp.	4,100	129

	33,448

Materials & Processing (6.2%)
Watsco, Inc.	172,300	7,254
Chicago Bridge & Iron Co. N.V.	106,800	4,702
Hughes Supply, Inc.	105,900	3,151
* Trex Co., Inc.	51,000	2,265
* Maverick Tube Corp.	69,200	2,250
The St. Joe Co.	27,500	1,851
Fluor Corp.	32,000	1,774
* URS Corp.	51,900	1,492
Corn Products International, Inc.	45,300	1,177
Commercial Metals Co.	31,600	1,071
Precision Castparts Corp.	13,800	1,063
* Crown Holdings, Inc.	55,000	856
Steel Dynamics, Inc.	23,000	792
Ball Corp.	18,700	776
Bemis Co., Inc.	24,700	769
Georgia Gulf Corp.	16,500	759
Cytec Industries, Inc.	13,200	716
Worthington Industries, Inc.	33,700	650
Texas Industries, Inc.	11,200	602
* Jacobs Engineering Group Inc.	11,500	597
* Owens-Illinois, Inc.	22,700	571
Simpson Manufacturing Co.	17,700	547
* Comfort Systems USA, Inc.	69,000	535
* Armor Holdings, Inc.	13,400	497
* AK Steel Corp.	44,000	487
Mueller Industries Inc.	17,200	484
Carpenter Technology Corp.	8,100	481
* Lone Star Technologies, Inc.	11,300	446
* Cabot Microelectronics Corp.	13,500	424
* Rogers Corp.	9,600	384
Lyondell Chemical Co.	13,500	377
* FMC Corp.	5,300	283
Southern Peru Copper Corp.	5,000	277
Florida Rock Industries, Inc.	4,650	273
Eastman Chemical Co.	4,400	260
Building Materials Holding Corp.	5,500	245
* NS Group Inc.	7,700	242
Cabot Corp.	7,100	237
Ryerson Tull, Inc.	17,000	215
Sonoco Products Co.	7,200	208
* Ceradyne, Inc.	8,975	201
* Pactiv Corp.	6,400	149
Engelhard Corp.	4,000	120
* DHB Industries, Inc.	9,600	84

	42,594

Producer Durables (6.6%)
Donaldson Co., Inc.	163,300	5,271
Garmin Ltd.	103,500	4,794
Plantronics, Inc.	110,400	4,204
* Efj Inc.	337,700	2,779
* Symmetricom Inc.	240,000	2,662
United Defense Industries Inc.	28,700	2,107
* Sonic Solutions, Inc.	140,000	2,107
* NVR, Inc.	2,200	1,727
* RAE Systems, Inc.	560,000	1,719
* Toll Brothers, Inc.	21,500	1,695
* Zygo Corp.	84,500	1,095
MDC Holdings, Inc.	14,224	991
KB HOME	8,200	963
Ryland Group, Inc.	15,500	961
Graco, Inc.	22,400	904
Pentair, Inc.	23,100	901
Cummins Inc.	12,400	872
* Meritage Corp.	14,200	837
Joy Global Inc.	21,450	752
Standard Pacific Corp.	10,300	744
* Hovnanian Enterprises Inc. Class A	14,400	734
Lincoln Electric Holdings, Inc.	21,300	641
Beazer Homes USA, Inc.	12,000	598
Mine Safety Appliances Co.	15,300	593
* Paxar Corp.	25,800	551
* Viisage Technology, Inc.	135,000	455
Engineered Support Systems, Inc.	8,125	435
Tektronix, Inc.	15,900	390
* Alliant Techsystems, Inc.	5,400	386
Diebold, Inc.	5,900	324
* Metrologic Instruments, Inc.	11,800	265
* Rayovac Corp.	5,800	241
Applied Industrial Technology, Inc.	7,600	207
* Littelfuse, Inc.	7,100	203
* BE Aerospace, Inc.	15,600	187
* Actuant Corp.	4,100	184
The Middleby Corp.	3,100	153
Applied Signal Technology, Inc.	6,500	149
* LAM Research Corp.	4,800	139
* General Cable Corp.	11,300	136
Briggs & Stratton Corp.	3,400	124
* Headwaters Inc.	3,300	108
* Technitrol, Inc.	6,100	91
The Manitowoc Co., Inc.	1,700	69
* Photronics Inc.	2,800	51

	45,499

Technology (19.5%)
* Hutchinson Technology, Inc.	183,700	6,389
* Foundry Networks, Inc.	563,300	5,577
* Western Digital Corp.	418,600	5,337
* CACI International, Inc.	92,500	5,109
* Brocade Communications Systems, Inc.	717,400	4,247
* Sapient Corp.	511,000	3,753
* OmniVision Technologies, Inc.	246,400	3,733
* Synaptics Inc.	151,000	3,503
* MapInfo Corp.	290,000	3,492
* Maxtor Corp.	651,220	3,464
Lowrance Electronics, Inc.	129,000	3,136
* Jupitermedia Corp.	195,100	3,026
* Tessera Technologies, Inc.	67,050	2,899
* Cadence Design Systems, Inc.	193,200	2,888
* NICE-Systems Ltd.	88,400	2,848
* Digital River, Inc.	83,600	2,605
* Trident Microsystems, Inc.	143,500	2,537
* Blackboard Inc.	139,800	2,438
* Digitas Inc.	231,800	2,341
SS&C Technologies, Inc.	100,900	2,300
* FormFactor Inc.	101,600	2,300
Harris Corp.	70,400	2,299
* Ixia	125,500	2,233
* Witness Systems, Inc.	127,000	2,229
* Essex Corp.	136,000	2,221
* F5 Networks, Inc.	41,900	2,116
* Niku Corp.	112,100	2,023
* Trimble Navigation Ltd.	59,500	2,012
* Internet Security Systems, Inc.	104,000	1,903
* Concur Technologies, Inc.	232,000	1,884
* Infocrossing, Inc.	118,700	1,880
* Ariba, Inc.	232,399	1,803
* Cognizant Technology Solutions Corp.	38,200	1,765
* Red Hat, Inc.	152,800	1,667
* WebEx Communications, Inc.	76,400	1,649
* @ Road, Inc.	359,100	1,472
* Informatica Corp.	175,000	1,447
Amphenol Corp.	37,600	1,393
* Atheros Communications	130,000	1,335
* Open Solutions Inc.	67,200	1,333
* Websense, Inc.	24,500	1,318
* Progress Software Corp.	50,000	1,311
* CIENA Corp.	750,000	1,290
* Ulticom, Inc.	99,400	1,106
* Universal Display Corp.	153,800	1,075
* Comverse Technology, Inc.	40,200	1,014
* QLogic Corp.	24,600	996
* Anteon International Corp.	22,600	880
* Ingram Micro, Inc. Class A	52,200	870
* Cree, Inc.	39,700	863
* Sycamore Networks, Inc.	241,400	859
* McAfee Inc.	37,100	837
* Anixter International Inc.	22,200	803
* RSA Security Inc.	50,000	793
* Avid Technology, Inc.	13,500	731
* SRA International, Inc.	11,800	711
* Microsemi Corp.	36,800	599
* Parametric Technology Corp.	100,600	562
* TIBCO Software Inc.	75,200	560
* SERENA Software, Inc.	23,200	551
Reynolds & Reynolds Class A	19,800	536
* Wind River Systems Inc.	32,500	490
* j2 Global Communications, Inc.	14,200	487
* Stratex Networks, Inc.	260,500	479
* ANSYS, Inc.	13,500	462
* MicroStrategy Inc.	8,100	440
* Silicon Image, Inc.	42,400	427
* ScanSource, Inc.	7,800	404
* MEMC Electronic Materials, Inc.	30,000	403
* Diodes Inc.	14,100	383
* DRS Technologies, Inc.	9,000	383
* Macrovision Corp.	15,600	356
* FLIR Systems, Inc.	10,800	327
* Embarcadero Technologies, Inc.	46,700	308
* Dendrite International, Inc.	21,000	295
* Siliconix, Inc.	8,300	293
* MICROS Systems, Inc.	7,300	268
* ManTech International Corp.	11,400	263
* Plumtree Software, Inc.	50,000	247
* Novatel Wireless, Inc.	21,600	232
* InterVoice, Inc.	20,300	228
Syntel, Inc.	11,900	211
* Innovative Solutions and Support, Inc.	6,400	203
* Skyworks Solutions, Inc.	14,800	94
* Herley Industries Inc.	5,300	91
* Packeteer, Inc.	5,500	85
* Comtech Telecommunications Corp.	1,600	83
* Net2Phone, Inc.	47,100	76

	134,869

Utilities (2.6%)
* Nextel Partners, Inc.	553,900	12,164
* General Communication, Inc.	366,100	3,342
Western Gas Resources, Inc.	27,500	947
Energen Corp.	10,100	673
* Southwestern Energy Co.	11,800	670
Questar Corp.	4,200	249
Duquesne Light Holdings, Inc.	5,700	102

	18,147

Other (0.4%)
Brunswick Corp.	48,900	2,291
SPX Corp.	6,700	290
Lancaster Colony Corp.	6,600	281

	2,862

TOTAL COMMON STOCKS
(Cost $599,332)	654,705

TEMPORARY INVESTMENTS (8.9%)

Exchange-Traded Fund (0.8%)
Small Cap Growth Index Viper	104,300	5,377
Money Market Funds (7.8%)
Vanguard Market Liquidity Fund, 2.748%**	54,088,448	54,088
	Face
	Amount
	($000)

U.S. Agency Obligation (0.3%)
Federal Home Loan Bank†
(1)2.555%, 4/20/2005	$2,000	1,998
U.S. Government Security (0.0%)
U.S. Treasury Bill
(1)3.082%, 9/22/2005	250	246

TOTAL TEMPORARY INVESTMENTS
(Cost $61,604)	61,709

TOTAL INVESTMENTS (103.8%)
(Cost $660,936)	716,414

OTHER ASSETS AND LIABILITIES—NET (-3.8%)	(26,239)

NET ASSETS (100%)	$690,175

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
(1)Security segregated as initial margin for open futures contracts.
REIT-Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $660,936,000. Net unrealized appreciation of investment securities for tax purposes was $55,478,000, consisting of unrealized gains of $106,484,000 on securities that had risen in value since their purchase and $51,006,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.3% and 5.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini Russell 2000 Index	229	$14,148	$85
Russell 2000 Index	8	2,471	(57)
S&P MidCap 400 Index	5	1,654	(34)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.